Accounts Receivables and Payables	12 Months Ended
Dec. 31, 2023
Accounts Receivables and Payables [Abstract]
ACCOUNTS RECEIVABLES AND PAYABLES

10 - ACCOUNTS RECEIVABLES AND PAYABLES

Account receivables consisted of the following:

	Dec 31, 2023	Dec 31, 2022

Trade receivable	163,473	286,563
Deposits and guarantees given	24,885	88,591

Total	188,358	375,154

Account payables consist of the following:

	Dec 31, 2023	Dec 31, 2022

Payables to suppliers	2,796,376	3,226,160
Payables to customs tax authority	--	347,624

Total	2,796,376	3,573,784